United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for calendar quarter ended: December 31, 2008

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:Johnston-Lemon Group Inc.
Address:1101 Vermont Avenue, NW
 Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Signing this Report on Behalf of Reporting Manager:

Name:Kenneth I. Miller
Title:Chief Financial Officer
Phone:(202)842-5618

/s/ Kenneth I. Miller   Washington, DC       February 3, 2009
    (Signature)(City, State)(Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ _______________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____None_____

Form 13F Information Table Entry Total:  _____80_______

Form 13F Information Table Value Total: $___98,488_____
                                          (thousands)

Johnston Lemon Asset Management, Inc.
13F FILING FOR SEC
Master Portfolio Group
31-Dec-08

COLUMN 1			COLUMN 2	COLUMN 3

NAME OF ISSUER			TITLE OF CLASS	CUSIP
3M Company			COMMON STOCK	88579Y101
Abbott Labs			COMMON STOCK	002824100
Air Products & Chemicals	COMMON STOCK	009158106
Allstate			COMMON STOCK	020002101
Altria Group			COMMON STOCK	02209S103
American Express		COMMON STOCK	025816109
AT&T				COMMON STOCK	00206R102
Automatic Data Processing	COMMON STOCK	053015103
Bank of America			COMMON STOCK	060505104
Berkshire Hathaway		COMMON STOCK	084670108
Biotechnology Index Fund	ETFs		464287556
Blackrock Debt Strategies Fund	ETFs		09255R103
Boeing				COMMON STOCK	097023105
Bristol Myers Squibb		COMMON STOCK	110122108
Castle Brands			COMMON STOCK	148435100
Caterpillar			COMMON STOCK	149123101
Chevron Texaco			COMMON STOCK	166764100
Cisco Systems			COMMON STOCK	17275R102
Coca Cola			COMMON STOCK	191216100
Colgate-Palmolive Co		COMMON STOCK	194162103
Comcast Cl A			COMMON STOCK	20030N101
ConocoPhilips			COMMON STOCK	20825C104
CVS				COMMON STOCK	126650100
Devon Energy 			COMMON STOCK	25179M103
Disney, Walt			COMMON STOCK	254687106
Dominion Resources		COMMON STOCK	25746U109
Duke Energy			COMMON STOCK	26441C105
DuPont				COMMON STOCK	263534109
Eli Lilly			COMMON STOCK	532457108
EMC				COMMON STOCK	268648102
Emerson Electric		COMMON STOCK	291011104
Entergy				COMMON STOCK	29364G103
Exelon				COMMON STOCK	30161N101
Exiqon As Vedbaek 		COMMON STOCK	K34899102
Exxon Mobil			COMMON STOCK	30231G102
FelCor Lodging Trust Inc	COMMON STOCK	31430F101
General Electric		COMMON STOCK	369604103
Google				COMMON STOCK	38259P508
GTSI				COMMON STOCK	36238K103
Hartford Financial Services	COMMON STOCK	416515104
Honeywell			COMMON STOCK	438516106
Illinois Tool Works		COMMON STOCK	452308109
International Business Machine	COMMON STOCK	459200101
iShares Goldman Sachs Semicond	ETFs		464287523
iShares High Yield Corporate B	ETFs		464288513
iShares Lehman TIP Bond Fund	ETFs		464287176
iShares MSCI EAFE Index fund	ETFs		464287465
iShares MSCI Emerging Markets 	ETFs		464287234
iShares MSCI Japan Index	ETFs		464286848
iShares S&P 500 Index		ETFs		464287200
iShares Trust Dow Jones US Tec	ETFs		464287721
Johnson & Johnson		COMMON STOCK	478160104
JP Morgan Chase			COMMON STOCK	46625H100
Kimberly-Clark			COMMON STOCK	494368103
Lincoln National		COMMON STOCK	534187109
Marathon Oil			COMMON STOCK	565849106
Microsoft 			COMMON STOCK	594918104
mPhase Technologies, Inc.	COMMON STOCK	62472C102
Nike				COMMON STOCK	654106103
Occidental Petroleum 		COMMON STOCK	674599105
Omnicom Group			COMMON STOCK	681919106
Pepsico				COMMON STOCK	713448108
Philip Morris International	COMMON STOCK	718172109
Procter & Gamble		COMMON STOCK	742718109
Raytheon			COMMON STOCK	755111507
S&P 400 Midcap Index Trust	ETFs		595635103
S&P Technology Sector SPDR	ETFs		81369Y803
Sandy Spring Bancorp		COMMON STOCK	800363103
Schlumberger			COMMON STOCK	806857108
Seagate Technology		COMMON STOCK	G7945J104
St. Jude Medical		COMMON STOCK	790849103
SunTrust Banks			COMMON STOCK	867914103
Texas Instruments		COMMON STOCK	882508104
United Parcel Service		COMMON STOCK	911312106
United Technologies		COMMON STOCK	913017109
Unitedhealth Group 		COMMON STOCK	91324P102
Verizon				COMMON STOCK	92343V104
Wal Mart Stores			COMMON STOCK	931142103
Wells Fargo			COMMON STOCK	949746101
Wyeth				COMMON STOCK	983024100

COLUMN 1			COLUMN 4	COLUMN 5      COLUMN 6
				VALUE			     INVESTMENT
NAME OF ISSUER	 		(X$1000) 	SHARES 	     DISCRETION
3M Company	 		1,640 	 	28,510 		SOLE
Abbott Labs	 		1,505 	 	28,190 		SOLE
Air Products & Chemicals	  470 	 	9,350 		SOLE
Allstate	 		  892 	 	27,230 		SOLE
Altria Group	 	          305 	 	20,285 		SOLE
American Express	 	  581 	 	31,300 		SOLE
AT&T	 			1,192 	 	41,827 		SOLE
Automatic Data Processing	1,190 	 	30,248 		SOLE
Bank of America	 		  449 	 	31,921 		SOLE
Berkshire Hathaway	 	1,449 	 	15 		SOLE
Biotechnology Index Fund	1,400 	 	19,710 		SOLE
Blackrock Debt Strategies Fund    187 	 	73,500 		SOLE
Boeing	 			  344 	 	8,064 		SOLE
Bristol Myers Squibb	 	  224 	 	9,638 		SOLE
Castle Brands	 		    3 	 	11,700 		SOLE
Caterpillar	 		  380 	 	8,500 		SOLE
Chevron Texaco	 		3,042 	 	41,121 		SOLE
Cisco Systems	 		  280 	 	17,200 		SOLE
Coca Cola	 		1,110 	 	24,511 		SOLE
Colgate-Palmolive Co	 	  838 	 	12,225 		SOLE
Comcast Cl A	 		  259 	 	15,370 		SOLE
ConocoPhilips	 		1,794 	 	34,625 		SOLE
CVS	 			  453 	 	15,775 		SOLE
Devon Energy 	 		1,148 	 	17,475 		SOLE
Disney, Walt	 		1,230 	 	54,190 		SOLE
Dominion Resources	 	  335 	 	9,350 		SOLE
Duke Energy	 		  406 	 	27,066 		SOLE
DuPont	 			  617 	 	24,380 		SOLE
Eli Lilly	 		1,534 	 	38,085 		SOLE
EMC	 			  443 	 	42,330 		SOLE
Emerson Electric	 	1,557 	 	42,540 		SOLE
Entergy	 			  269 	 	3,231 		SOLE
Exelon	 			1,524 	 	27,410 		SOLE
Exiqon As Vedbaek 	 	  144 	 	38,000 		SOLE
Exxon Mobil	 		3,304 	 	41,394 		SOLE
FelCor Lodging Trust Inc	   18 	 	10,000 		SOLE
General Electric	 	1,687 	 	104,144 	SOLE
Google	 			  268 	 	870 		SOLE
GTSI	 		   	   60 	 	10,000 		SOLE
Hartford Financial Services	  177 	 	10,806 		SOLE
Honeywell	 		1,161 	 	35,361 		SOLE
Illinois Tool Works	 	  363 	 	10,369 		SOLE
International Business Machine	1,869 	 	22,209 		SOLE
iShares Goldman Sachs Semicond	  329 	 	11,600 		SOLE
iShares High Yield Corporate B	1,472 	 	19,360 		SOLE
iShares Lehman TIP Bond Fund    3,573 	 	36,000 		SOLE
iShares MSCI EAFE Index fund	2,636 	 	58,760 		SOLE
iShares MSCI Emerging Markets 	  643 	 	25,750 		SOLE
iShares MSCI Japan Index	  608 	 	63,510 		SOLE
iShares S&P 500 Index	 	1,453 	 	16,090 		SOLE
iShares Trust Dow Jones US Tec	1,698 		48,060 		SOLE
Johnson & Johnson	 	3,108 	 	51,950 		SOLE
JP Morgan Chase	 		2,047 	 	64,922 		SOLE
Kimberly-Clark	   		  651 	 	12,350 		SOLE
Lincoln National	 	  363 	 	19,270 		SOLE
Marathon Oil	 		1,035 	 	37,820 		SOLE
Microsoft 	 		1,583 	 	81,423 		SOLE
mPhase Technologies, Inc.	    1 	 	70,000 		SOLE
Nike	 			  783 		15,360 		SOLE
Occidental Petroleum 	 	  554 	 	9,239 		SOLE
Omnicom Group	 		  555 	 	20,630 		SOLE
Pepsico	 			1,503 	 	27,438 		SOLE
Philip Morris International	1,115 		25,635 		SOLE
Procter & Gamble	 	2,532 	 	40,960 		SOLE
Raytheon	 		  745 	 	14,597 		SOLE
S&P 400 Midcap Index Trust	  734 	 	7,550 		SOLE
S&P Technology Sector SPDR	  578 	 	37,500 		SOLE
Sandy Spring Bancorp	 	  251 	 	11,481 		SOLE
Schlumberger	 		  910 	 	21,500 		SOLE
Seagate Technology	 	  133 	 	29,950 		SOLE
St. Jude Medical	 	  906 	 	27,490 		SOLE
SunTrust Banks	 	       15,558 	 	526,659 	SOLE
Texas Instruments	 	  609 	 	39,260 		SOLE
United Parcel Service	 	  439 	 	7,955 		SOLE
United Technologies	 	2,656 	 	49,550 		SOLE
Unitedhealth Group 	 	2,128 		80,014 		SOLE
Verizon	 			2,124 	 	62,666 		SOLE
Wal Mart Stores	 		  900 	 	16,050 		SOLE
Wells Fargo	 		1,454 	 	49,330 		SOLE
Wyeth	 			2,020 	 	53,850 		SOLE

COLUMN 1			COLUMN 7	       COLUMN 8
				OTHER	           VOTING AUTHORITY
NAME OF ISSUER			MANAGERS   	 SOLE  SHARED  NONE
3M Company			NONE	 	28,010 		500
Abbott Labs			NONE	 	27,490 		700
Air Products & Chemicals	NONE	 	9,050 		300
Allstate			NONE	 	26,780 		450
Altria Group			NONE	 	20,035 		250
American Express		NONE	 	30,150 		1150
AT&T				NONE	 	39,927 		1900
Automatic Data Processing	NONE	 	29,648 		600
Bank of America			NONE	 	31,421 		500
Berkshire Hathaway		NONE	 	1 		14
Biotechnology Index Fund	NONE	 	19,360 		350
Blackrock Debt Strategies Fund	NONE	 	73,500
Boeing				NONE	 	7,864 		200
Bristol Myers Squibb		NONE	 	9,638
Castle Brands			NONE				11700
Caterpillar			NONE	 	8,500
Chevron Texaco			NONE	 	37,512 		3609
Cisco Systems			NONE	 	16,800 		400
Coca Cola			NONE	 	24,011 		500
Colgate-Palmolive Co		NONE	 	11,925 		300
Comcast Cl A			NONE	 	15,370
ConocoPhilips			NONE	 	34,325 		300
CVS				NONE	 	15,425 		350
Devon Energy 			NONE		17,175 		300
Disney, Walt			NONE	 	52,690 		1500
Dominion Resources		NONE	 	7,750 		1600
Duke Energy			NONE	 	24,742 		2324
DuPont				NONE	 	24,280 		100
Eli Lilly			NONE	 	37,485 		600
EMC				NONE	 	40,330 		2000
Emerson Electric		NONE	 	39,440 		3100
Entergy				NONE	 	3,231
Exelon				NONE	 	26,410 		1000
Exiqon As Vedbaek 		NONE				38000
Exxon Mobil			NONE	 	37,094 		4300
FelCor Lodging Trust Inc	NONE				10000
General Electric		NONE	 	88,294 		15850
Google				NONE	 	620 		250
GTSI				NONE	 	10,000
Hartford Financial Services	NONE	 	10,806
Honeywell			NONE	 	34,161 		1200
Illinois Tool Works		NONE	 	10,369
International Business Machine	NONE	 	20,609 		1600
iShares Goldman Sachs Semicond	NONE	 	11,200 		400
iShares High Yield Corporate B	NONE	 	19,360
iShares Lehman TIP Bond Fund	NONE	 	35,600 		400
iShares MSCI EAFE Index fund	NONE	 	57,360 		1400
iShares MSCI Emerging Markets 	NONE	 	25,250 		500
iShares MSCI Japan Index	NONE	 	61,610 		1900
iShares S&P 500 Index		NONE	 	16,090
iShares Trust Dow Jones US Tec	NONE	 	47,460 		600
Johnson & Johnson		NONE	 	49,150 		2800
JP Morgan Chase			NONE	 	63,772 		1150
Kimberly-Clark			NONE	 	12,150 		200
Lincoln National		NONE	 	18,620 		650
Marathon Oil			NONE	 	36,820 		1000
Microsoft 			NONE	 	77,073 		4350
mPhase Technologies, Inc.	NONE				70000
Nike				NONE	 	15,110 		250
Occidental Petroleum 		NONE	 	9,239
Omnicom Group			NONE	 	20,630
Pepsico				NONE	 	26,938 		500
Philip Morris International	NONE	 	25,235 		400
Procter & Gamble		NONE	 	39,060 		1900
Raytheon			NONE	 	13,597 		1000
S&P 400 Midcap Index Trust	NONE	 	7,050 		500
S&P Technology Sector SPDR	NONE	 	36,000 		1500
Sandy Spring Bancorp		NONE	 	11,481
Schlumberger			NONE	 	19,850 		1650
Seagate Technology		NONE	 	29,950
St. Jude Medical		NONE	 	27,390 		100
SunTrust Banks			NONE	 	526,659
Texas Instruments		NONE	 	38,660 		600
United Parcel Service		NONE	 	7,955
United Technologies		NONE	 	47,700 		1850
Unitedhealth Group 		NONE	 	78,264 		1750
Verizon				NONE		60,568 		2098
Wal Mart Stores			NONE	 	15,250 		800
Wells Fargo			NONE	 	47,630 		1700
Wyeth				NONE	 	52,400 		1450